Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01	$ 0.01
Ordinary shares, shares authorized	[1]	264,400,000	264,400,000
Ordinary shares, shares issued	[1]	16,362,733	3,362,733
Ordinary shares, shares outstanding	[1]	16,362,733	3,362,733
Class B Ordinary Shares
Ordinary shares, shares authorized	[1]	30,600,000	30,600,000
Ordinary shares, shares issued	[1]	576,308	576,308
Ordinary shares, shares outstanding	[1]	576,308	576,308
Class C Ordinary Shares
Ordinary shares, shares authorized	[1]	1,000,000	1,000,000
Ordinary shares, shares issued	[1]
Ordinary shares, shares outstanding	[1]

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023